Consolidated Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Consolidated Quarterly Financial Data (Unaudited)

15. Consolidated Quarterly Financial Data (In thousands, except share and per share data) (unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year(2)
2012(1)
Total revenue	$68,079	$67,957	$68,487	$70,722	$275,244
Depreciation and amortization expense	26,234	26,258	26,324	26,960	105,776
Interest expense	38,939	42,024	41,975	33,282	156,220
Other expenses	15,625	8,869	18,418	9,004	51,915
Loss on debt extinguishment	—	—	(32,522)	—	(32,522)
(Loss) income from continuing operations	(12,719)	(9,194)	(50,752)	1,476	(71,189)
Income (loss) from discontinued operations	317	412	893	(6,666)	(5,044)
Net loss	(12,402)	(8,782)	(49,859)	(5,190)	(76,233)
Net loss attributable to common stockholders	(12,402)	(8,790)	(49,859)	(5,245)	(76,296)
Net loss per common share: Basic and diluted	(0.48)	(0.34)	(1.70)	(0.06)	(1.85)
Dividends declared per common share	—	—	—	0.3329	0.3329

2011(1)
Total revenue	$65,639	$65,984	$66,697	$66,990	$265,310
Depreciation and amortization expense	26,103	25,909	25,909	26,049	103,970
Interest expense	41,297	41,431	43,381	43,234	169,343
Other expenses	4,904	10,700	13,037	10,055	38,696
Loss from continuing operations	(6,665)	(12,056)	(15,630)	(12,348)	(46,699)
Loss from discontinued operations	(331)	(5,282)	(5,591)	(5,960)	(17,164)
Net loss	(6,996)	(17,338)	(21,221)	(18,308)	(63,863)
Net loss attributable to common stockholders	(6,996)	(17,346)	(21,221)	(18,316)	(63,879)
Net loss per common share: Basic and diluted	(0.27)	(0.67)	(0.82)	(0.71)	(2.47)
Dividends paid per common share	—	—	—	0.15	0.15

(1)

The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.

(2)	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.